Net Loss Per Share - Schedule of Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share	22,000,000
Sarcos Corp and Subsidiaries
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share	250,000	62,500	1,712,600	1,792,387
Sarcos Corp and Subsidiaries | Warrants to Purchase Class A Common Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share			250,000
Sarcos Corp and Subsidiaries | Founder Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share				750,000
Sarcos Corp and Subsidiaries | Outstanding Stock Options and Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share	1,981,340	1,975,428
Sarcos Corp and Subsidiaries | Outstanding Restricted Stock Awards [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share	1,000,000
Sarcos Corp and Subsidiaries | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share	12,112,012	12,112,012	12,112,012	8,579,784